Taxation - Schedule of Reconciliation Statutory Income Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Statutory Income Tax Rate [Abstract]
Statutory income tax rate in PRC		25.00%	25.00%	25.00%
Tax effect of non-deductible items			(0.10%)	(0.70%)
Tax effect of undeclared expenses	[1]	(5.20%)	(2.90%)	(4.70%)
Tax effect of impairment loss				(1.50%)
Tax effect of fair value changes				(0.10%)
Tax effect of share-based compensation				(1.70%)
Tax effect of income tax rate differences in jurisdictions other than the PRC		(2.70%)	(4.40%)	(6.10%)
Tax effect of net operating loss not applicable to carryforwards		7.50%	(6.10%)	(5.80%)
Change in valuation allowance		(24.60%)	(11.50%)	(4.40%)
Effective tax rate

[1]	The undeclared expenses mainly represent accrued financial expenses associated with PIPE escrow accounts. These are related expenses for which the Group will not include in the tax return, thereby giving rise to a permanent difference.